Financial instruments - Fair values and risk management - Additional information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) vessel derivative	Dec. 31, 2019 USD ($) derivative		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 161,478,000	$ 296,954,000	[1]	$ 173,133,000	[1]	$ 143,648,000
Number of bareboat-in vessels | vessel	3
Bareboat leaseback contract duration	54 months
Percent of floating interest rates hedged	48.00%	48.00%
Amount reclassified from hedging reserve	$ 0	$ 4,900,000
Loss before income tax	(473,238,000)	(112,230,000)	[1],[2]	$ 110,070,000	[1],[3]
COVID 19, Crew Change Charges	1,800,000
COVID-19, Revenues Because Of Off Hire	4,200,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	161,500,000	297,000,000.0
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	$ 1,000
Interest rate risk | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, percent	0.50%
Credit exposure	$ 895,514,000	$ 1,346,239,000
Currency risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	14.40%	12.50%		12.90%
Sensitivity analysis, reasonably possible change in risk variable, percent	10.00%
One client | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%	7.00%		7.00%
Customer Concentration Risk | One client | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	0.03%	3.82%
Customer Concentration Risk | TI Pool | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	46.27%	47.45%
Cash flow hedges | Forward cap contracts (Note 12)
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	$ 200,000,000.0	$ 200,000,000.0
Number of derivative instruments held | derivative	2	2

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.